Income Tax (Restated) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Jul. 01, 2020
Income Tax Disclosure [Abstract]
Valuation allowance increased amount	$ 2,167,124
Deferred tax liabilities		$ 2,995,870